REVENUE FROM CONTRACT WITH CUSTOMERS - Contract Balances - Contract liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract with Customer, Liability [Abstract]
Initial fees received from franchise owners	¥ 869	¥ 674
Cash received for membership fees and not recognized as revenue	400	357
Advances received from customers	412	374
Deferred revenue related to the loyalty program	57	58
Total contract liabilities	1,738	1,463
Revenue recognized	¥ 491	¥ 468